Property, plant and equipment, net (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Subtotal	$ 7,853,456	$ 8,015,971
Less: Accumulated depreciation	(5,375,544)	(5,315,937)
Property, plant and equipment, net	2,477,912	2,700,034
Buildings
Property, Plant and Equipment [Line Items]
Subtotal	5,631,049	5,199,348
Machinery and Production equipment
Property, Plant and Equipment [Line Items]
Subtotal	1,311,624	1,901,886
Electronic equipment
Property, Plant and Equipment [Line Items]
Subtotal	193,912	240,606
Office equipment
Property, Plant and Equipment [Line Items]
Subtotal	38,524	55,961
Automobiles
Property, Plant and Equipment [Line Items]
Subtotal	545,008	501,156
Construction in progress
Property, Plant and Equipment [Line Items]
Subtotal	$ 133,339	$ 117,014